RELATED PARTY TRANSACTIONS - Schedule of Warrants Held by Related Parties (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Key Management and Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Share options (in shares)	4,671,768	4,707,626
Other awards held by by related parties (in shares)	222,113	0
Non-executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards held by by related parties (in shares)	56,995	33,194